Convertible Debentures (Details 2)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Convertible Debentures
Volatility	99.00%	94.00%
Term to maturity (years)	7 months 20 days	1 year 2 months 8 days
Price of common shares | (per share)	$ 0.41	$ 0.11